Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts receivable

Note 3. Accounts receivable

	As of December 31,
	2023	2022
Trade receivables	$10,631,787	$2,568,183
Provision for expected credit loss	(520,555)	—
Exchange rate difference	1,406	—
	$10,112,638	$2,568,183